UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-21386
Dreyfus Premier Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/07

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR Form will be filed for this series, as appropriate.

DREYFUS PREMIER MANAGER FUNDS I

- DREYFUS PREMIER SMALL CAP EQUITY GROWTH FUND

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Small Cap Equity Growth Fund
December 31, 2007 (Unaudited)

Common Stocks--98.5%	Shares	Value ($)

Consumer Discretionary--18.0%
Bluefly	192,900 a,b	142,746
Carter's	6,600 b	127,710
Charter Communications, Cl. A	104,735 a,b	122,540
Denny's	37,820 a,b	141,825
Einstein Noah Restaurant Group	9,525 b	172,879
GSI Commerce	6,900 b	134,550
Jamba	38,490 a,b	142,413
Panera Bread, Cl. A	4,000 a,b	143,280
Ruth's Chris Steak House	7,500 b	67,050
Value Line	3,120	125,611
		1,320,604
Energy--2.8%
Atwood Oceanics	2,085 b	209,000
Financial--10.8%
Canaccord Capital	7,820	120,502
E*TRADE FINANCIAL	31,535 a,b	111,949
Epoch Holding	15,304 a	229,560
Security Capital Assurance	34,665	134,847
Waddell & Reed Financial, Cl. A	5,550	200,300
		797,158
Health Care--11.6%
A.D.A.M.	20,755 b	173,719
Alfacell	10,800 a,b	18,576
Cell Genesys	10,900 b	25,070
Dendreon	3,800 a,b	23,636
Favrille	9,300 a,b	14,508
Introgen Therapeutics	9,860 a,b	28,890
Luminex	11,550 a,b	187,572
Orthofix International	2,700 b	156,519
Regeneron Pharmaceuticals	2,225 b	53,734
Third Wave Technologies	17,510 b	168,972
		851,196
Industrial--22.7%
Actuant, Cl. A	5,600	190,456
American Superconductor	3,225 a,b	88,172
Ceradyne	1,575 b	73,915
Coeur d'Alene Mines	49,035 a,b	242,233
Curtiss-Wright	3,300	165,660
Flow International	19,135 b	178,338
Genesee & Wyoming, Cl. A	5,000 b	120,850
Harbin Electric	4,500 b	116,730
Hurco Cos.	3,454 b	150,767
MKS Instruments	8,645 b	165,465
Nordson	3,050	176,778
		1,669,364
Information Technology--24.6%
Commvault Systems	7,235 b	153,237
Digital River	3,420 b	113,099
F5 Networks	5,095 b	145,309
Foundry Networks	9,100 b	159,432
Internap Network Services	12,220 b	101,793
Kaboose	68,475 b	177,239

Local.com	38,925 a,b	187,229
StockerYale	59,725 a,b	55,544
Synaptics	2,340 b	96,314
Teradyne	9,760 b	100,918
TheStreet.com	13,900	221,288
ValueClick	7,380 b	161,622
WebMD Health, Cl. A	3,400 a,b	139,638
		1,812,662
Materials--2.1%
RTI International Metals	2,200 b	151,646
Telecommunications--5.9%
8x8	162,395 a,b	144,532
Harmonic	14,179 b	148,596
Mattson Technology	16,450 b	140,812
		433,940
Total Common Stocks
(cost $7,305,369)		7,245,570

Investment of Cash Collateral for
Securities Loaned--29.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,179,744)	2,179,744 [b]	2,179,744

Total Investments (cost $9,485,113)	128.1%	9,425,314
Liabilities, Less Cash and Receivables	(28.1%)	(2,069,100)
Net Assets	100.0%	7,356,214

a	All or a portion of these securities are on loan. At December 31, 2007, the total market value of the fund's securities on loan is $1,515,536 and the total market value of the collateral held by the fund is $2,179,744.
b	Non-income producing security.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Manager Funds I

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)